DERIVATIVE WARRANTS LIABILITIES	3 Months Ended
Mar. 31, 2025
Derivative Warrants Liabilities
DERIVATIVE WARRANTS LIABILITIES

NOTE 10 – DERIVATIVE WARRANTS LIABILITIES

a.	On December 21, 2023, the Company issued 2,884,616 warrants (183,414 warrants at an exercise price of US $8.1782 post reverse splits) in connection with its December 2023 Registered direct public offering (“December 2023 Warrants”). The warrant includes a cashless exercise provision and repricing adjustments for offerings at a price lower than the existing exercise price of the warrants, stock splits, reclassifications, subdivisions, and other similar transactions and also the exercise price of the warrant is not denominated in the functional currency of the Company, therefore, these warrants were recorded at their fair value as a derivative liability at the time of the grant and revalued at the end of each reporting period.

On March 27, 2024, following the March 2024 Public offering, which included the offering of subordinate voting shares at a price lower than the exercise price of the December 2023 Warrants, the exercise price of the December 2023 Warrants was reduced to US $1.3643, and each December 2023 Warrant became convertible into 72.42 subordinate voting shares of the Company.

On August 27, 2024, following the 1:17 reverse stock split, the exercise price of the December 2023 Warrants was updated to $8.1782, and each December 2023 warrant became convertible into 31.7 subordinate voting shares of the Company.

b.	On March 14, 2024, the Company issued 134,166,665 Series A Warrants (41,538 A warrants post reverse splits) and 268,333,330 Series B Warrants (83,075 B warrants post reverse splits) in connection with its March 2024 public offering (“March 2024 A Warrants and B Warrants”). The warrants include a cashless exercise provision and repricing adjustments for offerings at a price lower than the existing exercise price of the warrants, stock splits, reclassifications, subdivisions, and other similar transactions and also the exercise price of the warrant is not denominated in the functional currency of the Company, therefore, these warrants were recorded at their fair value as a derivative liability at the time of the grant and revalued at the end of each reporting period.

On March 27, 2024, following the 1:190 reverse stock split, the exercise price of the March 2024 A Warrants and B Warrants was reduced to $1.3643, and each B warrant became convertible into 14.21 subordinate voting shares of the Company.

On August 27, 2024, following the 1:17 reverse stock split, the exercise price of the March 2024 A Warrants and B Warrants was reduced to $8.1782, and each B warrant became convertible into 31.7 subordinate voting shares of the Company.

FEMTO TECHNOLOGIES INC. (FORMERLY BYND CANNASOFT ENTERPRISES INC.)

Notes to the Condensed Consolidated Interim Financial Statements

For the three months ended March 31, 2025

(Expressed in Canadian dollars)

(Unaudited)

NOTE 10 – DERIVATIVE WARRANTS LIABILITIES (continued)

c.	On February 26, 2025, the Company entered into an exchange agreement with certain holders of tranches of warrants to purchase subordinate voting shares previously issued by the Company in March 2024 and December 2023. Under the Exchange Agreement, such holders agreed to exchange with the Company some of the outstanding Old Warrants for 2,495,933 new warrants to purchase subordinate voting shares, substantially similar to the Feb 2025 Series B Warrants issued in the Private Placement. If the exercise price of the Exchange Warrants are adjusted to the floor of US$0.76, up to 123,253,146 subordinate voting shares would be issuance upon the exercise of the Exchange Warrants. As a result of the Exchange Agreement, Old Warrants that were exchanged were cancelled as of that date

d.	On February 28, 2025, the Company issued 4,076,736 Series A Warrants and 4,076,736 Series B Warrants in connection with its February 2025 private placement (“February 2025 A Warrants and B Warrants”). If the exercise price of the Warrants are adjusted to the floor of US$0.76, up to 201,315,663 subordinate voting shares would be issuance upon the exercise of the Series B Warrants and up to 27,960,512 subordinate voting shares would be issuance upon the exercise of the Series A Warrants. The warrants include a cashless exercise provision and repricing adjustments for offerings at a price lower than the existing exercise price of the warrants, stock splits, reclassifications, subdivisions, and other similar transactions and also the exercise price of the warrant is not denominated in the functional currency of the Company, therefore, these warrants were recorded at their fair value as a derivative liability at the time of the grant and revalued at the end of each reporting period.

e.	During the period ended March 31, 2025, the Company recorded a loss on the revaluation of the total derivative liabilities of $7,314,179, in the consolidated statements of Operations and Comprehensive Loss.

f.	The Company engaged an outside valuation company to calculate the fair value of the derivative warrants, the March 2024 A Warrants and the February 2025 B Warrants were valued at the share price for the day of valuation due to the alternative cashless provision while valuation for the March 2024 B Warrants, the February 2025 A Warrants and the December 2023 Warrants was based on the Monte Carlo simulation model with the following assumptions:

FEMTO TECHNOLOGIES INC. (FORMERLY BYND CANNASOFT ENTERPRISES INC.)

Notes to the Condensed Consolidated Interim Financial Statements

For the three months ended March 31, 2025

(Expressed in Canadian dollars)

(Unaudited)

NOTE 10 – DERIVATIVE WARRANTS LIABILITIES (continued)

	December 31, 2024		March 31, 2025

Share Price	US$	7.95	US$	1.22
Exercise Price	US$	8.1782	US$	4.17
Expected life		1.7 - 4.2 years		3.96-5.03 year
Risk-free interest rate		4.34%		3.96%
Dividend yield		0.00%		0.00%
Expected volatility		95%		95%
Early exercise threshold	US$	12.2673	US$	6.255

The following table presents the changes in the warrant liability during the period:

Balance as of December 31, 2023	$958,146
Issuance of March 2024 warrants	7,360,662
Changes in fair value of warrants	28,866,166
Reclassification to equity on exercise of warrants	(12,667,047)
Balance as of December 31, 2024	$24,517,927
Issuance of February 2025 warrants	125,170,986
Issuance of Exchange Warrants	35,440,446
Changes in fair value of warrants	(132,880,152)
Balance as of March 31, 2025	$52,249,207